Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Summary of Key Management Compensation

Key management compensation for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Short term employee benefits	$28,396	$17,223	$15,540
Share-based benefits	3,832	10,443	17,806
Other	139	138	96
Total	$32,367	$27,804	$33,442